Meritage Growth Equity Fund

Institutional Shares – MPGIX

Investor Shares – MPGEX

Meritage Value Equity Fund

Institutional Shares – MVEBX

Investor Shares – MPVEX

Meritage Yield-Focus Equity Fund

Institutional Shares – MPYIX

Investor Shares – MPYEX

Each a series of Capitol Series Trust

SUPPLEMENT DATED JUNE 11, 2014, TO THE STATEMENT OF ADDITIONAL

INFORMATION OF THE MERITAGE GROWTH EQUITY FUND, MERITAGE

VALUE EQUITY FUND AND MERITAGE YIELD-FOCUS EQUITY FUND DATED

DECEMBER 19, 2013

EFFECTIVE JUNE 11, 2014, PLEASE ADD THE FOLLOWING SUB-SECTION “I” TITLED, “ADDITIONAL DISCLOSURES” TO THE SECTION TITLED “ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS” ON PAGES 4 THROUGH 8 OF THE STATEMENT OF ADDITIONAL INFORMATION WITH THE FOLLOWING:

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

I.	Additional Disclosures

Each Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “Act”) and therefore the Fund is not subject to registration or regulation as a commodity pool operator under the Act.